Property and Equipment - Additional Information (Detail) (USD $)	Mar. 29, 2014	Mar. 30, 2013
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 95,977,000	$ 93,918,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	19,300,000	13,700,000
Property and plant under capital lease arrangement, net book value	$ 11,700,000	$ 8,100,000